FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Schedule of fair value measurement hierarchy of the financial instruments

	Fair value measurements as at December 31, 2022 using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs			Fair value
	(Level 1)	(Level 2)	(Level 3)	Total		adjustment		Impairment
	RMB	RMB	RMB	RMB		RMB	US$	RMB	US$
Recurring fair value measurement for:
Derivative assets	—	50,231	—	50,231	7,283	50,231	7,283	—	—
Derivative liabilities	—	(18,644)	—	(18,644)	(2,703)	(3,726)	(540)	—	—
Non-recurring fair value measurement for:
Equity investments without readily determinable fair value	—	—	156,859	156,859	22,742	—	—	(12,312)	(1,785)
	—	31,587	156,859	188,446	27,322	46,505	6,743	(12,312)	(1,785)

	Fair value measurements as at December 31, 2023 using
	Quoted	Significant	Significant
	prices in	observable	unobservable
	active markets	inputs	inputs			Fair value
	(Level 1)	(Level 2)	(Level 3)	Total		adjustment		Impairment
	RMB	RMB	RMB	RMB		RMB	US$	RMB	US$
Recurring fair value measurement for:
Derivative assets	—	16,433	—	16,433	2,315	16,433	2,315	—	—
Derivative liabilities	—	—	—	—	—	—	—	—	—
Non-recurring fair value measurement for:
Property and equipment, net	—	—	—	—	—	(94,699)	(13,338)	(94,699)	(13,338)
Equity investments without readily determinable fair value	—	—	156,859	156,859	22,093	—	—	—	—
	—	16,433	156,859	173,292	24,408	(78,266)	(11,023)	(94,699)	(13,338)

Schedule of fair value of derivative assets and derivative liabilities

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Prepayments and other current assets	49,077	10,917	1,538
Other non-current assets	1,154	5,516	777
Total derivative assets	50,231	16,433	2,315
Accrued expenses and other liabilities	5,452	—	—
Other non-current liabilities	13,192	—	—
Total derivative liabilities	18,644	—	—